                                                                               .
                                                                               .
                                                                               .
[ASTON ASSET MANAGEMENT LOGO]


                                  ASTON FUNDS



ASTON BALANCED FUND                                  ASTON/VEREDUS AGGRESSIVE GROWTH FUND
ASTON/ABN AMRO GROWTH FUND                           ASTON/VEREDUS SELECT GROWTH FUND
ASTON/ABN AMRO REAL ESTATE FUND                      ASTON/VEREDUS SCITECH FUND
ASTON/ABN AMRO GLOBAL REAL ESTATE FUND               ASTON/ABN AMRO INVESTOR MONEY MARKET FUND
ASTON/MONTAG & CALDWELL BALANCED FUND                ABN AMRO GOVERNMENT MONEY MARKET FUND
ASTON/MONTAG & CALDWELL GROWTH FUND                  ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND
ASTON/RIVER ROAD DYNAMIC EQUITY INCOME FUND          ABN AMRO MONEY MARKET FUND
ASTON/RIVER ROAD SMALL CAP VALUE FUND                ABN AMRO TAX-EXEMPT MONEY MARKET FUND
ASTON/RIVER ROAD SMALL-MID CAP FUND                  ABN AMRO TREASURY MONEY MARKET FUND


                    SUPPLEMENT DATED OCTOBER 17, 2007 TO THE
                   CLASS N, I, R, S, AND Y & YS PROSPECTUSES

       THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE APPLICABLE PROSPECTUS AND SHOULD BE RETAINED AND READ IN
                        CONJUNCTION WITH THE PROSPECTUS.

         ABN AMRO Asset Management, Inc. ("AAAM"), Montag & Caldwell, Inc., River Road Asset Management, LLC and Veredus Asset Management LLC are each indirect subsidiaries of ABN AMRO Holdings N.V. ("ABN AMRO"). On October 10, 2007, a consortium comprised of The Royal Bank of Scotland Group plc, Banco Santander Central Hispano and Fortis N.V. announced the successful completion of a tender offer for substantially all of the shares of ABN AMRO (the "Tender Offer"). The Tender Offer, which settles on October 17, 2007, may be deemed to cause an "assignment" and automatic termination of each Investment Advisory Agreement or Sub-Investment Advisory Agreement with the ABN AMRO subsidiaries. The consortium has announced its intent to transfer the asset management business of ABN AMRO to Fortis N.V., subject to the completion of due diligence and regulatory approvals. There is no assurance that the acquisition of ABN AMRO will be consummated as contemplated.

         On October 16, 2007, the Board of Trustees of Aston Funds voted to approve (i) Interim Investment Advisory Agreements with AAAM for each money market fund listed above, and (ii) new Sub-Investment Advisory Agreements with the current sub-adviser of each equity and balanced fund listed above, in each case effective following automatic termination of the current agreement. The terms of the interim and new agreements are substantially the same as the existing agreements except for term and termination provisions. Shareholders of the money market funds will receive additional information by proxy statement and shareholders of the other funds will receive an information statement in accordance with the terms of a manager-of-managers exemptive order applicable to those funds.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
              WITH THE APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.

           For more information, please call Aston Funds: 800 992-8151 or visit our Web site at www.astonfunds.com
                                            ------------------



                                                               AST SUP ALLPRO 07